Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings per share computations (in thousands, except per share amounts)
	Years Ended December 31
	2020	2019	2018
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	9,580	9,883	10,040

Common shares issuable under share
based payment plans which are
potentially dilutive	29	43	65

Common shares used for diluted
earnings per common share	9,609	9,926	10,105

Income from continuing operations	$11,722	8,822	959
Discontinued operations	$—	6,856	122,129
Net income attributable to the Company	$12,715	16,177	124,472

Basic earnings per common share:
Income from continuing operations	$1.22	0.89	0.10
Discontinued operations	$—	0.69	12.16
Net income attributable to the Company	$1.33	1.64	12.40

Diluted earnings per common share
Income from continuing operations	$1.22	0.89	0.09
Discontinued operations	$—	0.69	12.09
Net income attributable to the Company	$1.32	1.63	12.32